Equity Incentive Plan RSAs Outstanding (Details) - Restricted Stock [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, period start | shares	0
Outstanding, Weighted Average Grant Date Fair Value, period start | $ / shares	$ 0.00
Grants in Period | shares	701
Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 0.76
Vested and Released in Period | shares	(701)
Vested in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 0.76
Outstanding, Number, period end | shares	0
Outstanding, Weighted Average Grant Date Fair Value, period end | $ / shares	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid | $	$ 0.5